REVENUE AND OTHER INCOME - Operations by business segment (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Operating Segments (Line Items)
Total revenues	¥ 134,961	¥ 50,107
Total cost of revenues	135,365	56,610
Net loss	(25,746)	(70,769)
Operating segments | Revenues
Disclosure Of Operating Segments (Line Items)
Total revenues	134,961	50,107
Operating segments | Revenues | Sale of ceramic tile products
Disclosure Of Operating Segments (Line Items)
Total revenues	16,715	42,186
Operating segments | Revenues | Business management and consulting revenue
Disclosure Of Operating Segments (Line Items)
Total revenues	118,246	7,921
Operating segments | Cost of revenues
Disclosure Of Operating Segments (Line Items)
Total cost of revenues	135,365	56,610
Operating segments | Cost of revenues | Sale of ceramic tile products
Disclosure Of Operating Segments (Line Items)
Total cost of revenues	19,024	53,790
Operating segments | Cost of revenues | Business management and consulting revenue
Disclosure Of Operating Segments (Line Items)
Total cost of revenues	116,341	2,820
Operating segments | Operating costs and expenses
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	25,259	64,259
Operating segments | Operating costs and expenses | Sale of ceramic tile products
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	24,247	50,709
Operating segments | Operating costs and expenses | Business management and consulting revenue
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	(1,068)	1,977
Operating segments | Operating costs and expenses | Others
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	2,080	11,573
Operating segments | Net loss | Sale of ceramic tile products
Disclosure Of Operating Segments (Line Items)
Net loss	(26,556)	68,094
Operating segments | Net loss | Business management and consulting revenue
Disclosure Of Operating Segments (Line Items)
Net loss	2,890	(3,115)
Operating segments | Net loss | Others
Disclosure Of Operating Segments (Line Items)
Net loss	(2,080)	5,790
Operating segments | Loss (income) from operations
Disclosure Of Operating Segments (Line Items)
Net loss	(25,746)	¥ 70,769
Operating segments | Segment assets
Disclosure Of Operating Segments (Line Items)
Total assets	135,242		¥ 177,867
Operating segments | Segment assets | Sale of ceramic tile products
Disclosure Of Operating Segments (Line Items)
Total assets	105,979		147,890
Operating segments | Segment assets | Business management and consulting revenue
Disclosure Of Operating Segments (Line Items)
Total assets	26,053		27,222
Operating segments | Segment assets | Others
Disclosure Of Operating Segments (Line Items)
Total assets	¥ 3,210		¥ 2,755